Business Combinations - Assets Acquired and Liabilities Assumed (2024) (Details) - USD ($) $ in Millions	Dec. 01, 2024	Oct. 01, 2024	Jan. 05, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Cash consideration				$ 303.5	$ 11.3
Pinnacle Fuel LLC
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 4.0
Fair value of identifiable net assets:
Intangible assets			1.5
Property, plant and equipment			0.0
Right of use asset			0.0
Trade and other receivables			0.8
Cash and cash equivalents			0.0
Trade and other payables			(0.8)
Lease liability			0.0
Deferred tax liability			0.0
Total fair value of identifiable assets and liabilities			1.5
Goodwill			$ 2.5
Dropet
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 2.0
Fair value of identifiable net assets:
Intangible assets		0.2
Property, plant and equipment		0.0
Right of use asset		0.0
Trade and other receivables		0.0
Cash and cash equivalents		0.0
Trade and other payables		0.0
Lease liability		0.0
Deferred tax liability		0.0
Total fair value of identifiable assets and liabilities		0.2
Goodwill		$ 1.8
ILS Brokers Limited
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 5.3
Fair value of identifiable net assets:
Intangible assets	1.7
Property, plant and equipment	0.1
Right of use asset	0.2
Trade and other receivables	1.1
Cash and cash equivalents	0.3
Trade and other payables	(0.6)
Lease liability	(0.3)
Deferred tax liability	(0.3)
Total fair value of identifiable assets and liabilities	2.2
Goodwill	$ 3.1